Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT BY SEGMENT, AT COST (in millions)

	March 31, 2016	December 31, 2015
Gathering	$1,348	$1,700
Processing	563	565
Terminalling and Transportation	1,638	1,629
Gross Property, Plant and Equipment	3,549	3,894
Accumulated depreciation	(446)	(427)
Net Property, Plant and Equipment	$3,103	$3,467